RELATED PARTY TRANSACTIONS - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended			1 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended
	Sep. 08, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2014	Sep. 30, 2014	Aug. 15, 2014	Dec. 31, 2014	Oct. 17, 2014 Agreement	Jul. 21, 2014	Jan. 01, 2012	Sep. 30, 2014	Nov. 01, 2014	Dec. 31, 2014	Nov. 30, 2014	Mar. 31, 2014	Mar. 31, 2015	Oct. 28, 2013	Sep. 20, 2013	Mar. 28, 2014
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Notes Payable, Related Parties, Current		$ 111,794					$ 678,877						678,877			$ 633,877
Escrow Deposit							400,476						400,476			320,400
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)	346,875
Contribution from related parties		810,000	561,000
Deposits and other assets		98,726					104,726						104,726			74,727
Restricted Stock Units (RSUs) [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)				50,000	70,000
Additional Award [Member] | Restricted Stock Units (RSUs) [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)					20,000
Affiliated Entity [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Manufacturing Costs		480,000	510,000
Escrow Deposit								190,400	190,400
Affiliated Entity [Member] | Vincent Chase Inc. [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount						100,000											100,000	150,000
Debt Instrument, Interest Rate, Stated Percentage						0.00%
Debt Instrument, Maturity Date, Description						payable on demand
Equity Method Investment, Ownership Percentage							100.00%						100.00%
Related Party Transaction, Amounts of Transaction		262,500	230,706				168,625
Number of Promissory Notes		2
Due to Related Parties, Current		111,794
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Notes Payable, Related Parties, Current			775,038
Debt Instrument, Face Amount										1,000,000
Debt Instrument, Interest Rate, Stated Percentage										10.00%
Debt Instrument, Maturity Date, Description										due on demand
Equity Method Investment, Ownership Percentage							100.00%			100.00%			100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)										4,000,000
Debt Instrument, Collateral										secured with 1,000,000 shares of the Company's common stock
Number of Promissory Notes							4
Due to Related Parties, Current							388,477						388,477		338,477
Repayments of Related Party Debt									75,000
Number of real estate purchase agreements on which escrow deposits paid								8
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member] | Note Payable #1 [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount							250,000						250,000
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member] | Note Payable #2 [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount							100,000						100,000
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member] | Note Payable 3 [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount							500,000						500,000
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member] | Note Payable #4 [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount							375,000						375,000
Affiliated Entity [Member] | Dr. Bruce Consulting [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Equity Method Investment, Ownership Percentage							100.00%						100.00%
Related Party Transaction, Amounts of Transaction		133,991					43,750				500,000
Affiliated Entity [Member] | Kind Clinics, LLC [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Equity Method Investment, Ownership Percentage			100.00%
Related Party Transaction, Amounts of Transaction			113,613
Former Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)													20,000
Stock Issued During Period, Value, Share-based Compensation, Forfeited												20,000
Former Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)												70,000		50,000
Former Chief Executive Officer [Member] | Additional Award [Member] | Restricted Stock Units (RSUs) [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)												20,000
Related Party And Shareholder [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Amounts of Transaction															150,000
Deposits and other assets															400,000				500,000
Investor [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Notes Payable, Related Parties, Current			94,000
Debt Instrument, Face Amount			125,000
Debt Instrument, Interest Rate, Stated Percentage			0.00%
Debt Instrument, Maturity Date, Description			due on demand
Related Party [Member] | Territory Rights Agreement [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Deposits and other assets																			500,000
Deferred revenue																$ 400,000
Agreement term																5 years
Revenue recognition period																5 years